Property and Equipment, Net (Tables)	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2024
Titan Pharmaceuticals Inc [Member]
Schedule of Plant Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
(in thousands of U.S. dollars)	2024	2023
Furniture and office equipment	$-	$132
Computer equipment	-	579
	-	711
Less accumulated depreciation and amortization	-	(706)
Property and equipment, net	$-	$5

TALENTEC SDN. BHD. [Member]
Schedule of Plant Property and Equipment

Property and equipment, net, consisted of the following:

	As of July 31,
	2024	2025
Computer Terminal & Peripherals	$98,854	$25,871
Furniture, Fittings, Office Equipment & Renovation	105,278	112,172
Sub-total	204,132	138,043
Less: accumulated depreciation	(202,767)	(30,078)
Property and equipment, net	$1,365	$107,965